Report of Independent Registered Public Accounting Firm

To the Shareholders and

Board of Trustees of Neuberger Berman Equity Funds

In planning and performing our audits of the financial statements of Neuberger  Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Growth Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Mult i-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund, Neuberger Berman Sustainable Equity Fund and Neuberger Berman U.S. Equity Impact Fund, eighteen of the series constituting Neuberger Berman Equity Funds (the "Funds"), as of and for the year ended August 31, 2024, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial  reporting.  Accordingly,  we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on  the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness  to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over  financial reporting exists  when the design or operation of  a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial  reporting,  such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies  in the Funds' internal control over  financial reporting and  its operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of August 31, 2024.

This report is intended solely for the information and use of management and the Board of Trustees of Neuberger Berman Equity Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

Boston, Massachusetts October 28, 2024